BALANCE SHEET (Unaudited) (Parenthetical) - $ / shares	Jul. 31, 2026	Apr. 30, 2026
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	65,000,000	65,000,000
Common stock, shares issued	10,294,140	10,233,990
Common stock, shares outstanding	10,294,140	10,233,990